Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	VNET
Entity Registrant Name	21VIANET GROUP, INC.
Entity Central Index Key	0001508475
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	458,916,346
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	63,596,248